Business Segment	12 Months Ended
Dec. 31, 2024
Business Segments [Abstract]
Business Segment
6.	Business Segment:

For management purposes, the Bank has organized its operations and commercial strategies into four business segments, which are defined in accordance with the type of products and services offered to target customers. These business segments are currently defined as follows:

Retail:	This segment focuses on individuals and small and medium-sized companies (SMEs) with annual sales up to UF 70,000, where the product offering focuses primarily on consumer loans, commercial loans, checking accounts, credit cards, credit lines and mortgage loans.

Wholesale:	This segment focused on corporate clients and large companies, whose annual revenue exceed UF 70,000, where the product offering focuses primarily on commercial loans, checking accounts and liquidity management services, debt instruments, foreign trade, derivative contracts and leases.

Treasury:	This segment includes the associated revenues to the management of the investment portfolio and the business of financial transactions and currency trading.

Transactions with customers carried out by the Treasury are reflected in the respective aforementioned segments. These products are highly transaction-focused and include foreign exchange transactions, derivatives and financial instruments in general, among others.

Subsidiaries:	Corresponds to the businesses generated by the companies controlled by the Bank, which carry out activities complementary to the bank business. The companies that comprise this segment are:

●	Banchile Administradora General de Fondos S.A.

●	Banchile Asesoría Financiera S.A.

●	Banchile Corredores de Seguros Ltda.

●	Banchile Corredores de Bolsa S.A.

●	Socofin S.A.

●	Operadora de Tarjetas B-Pago S.A.

The financial information used to measure the performance of the Bank’s business segments is not comparable with similar information from other financial institutions because each institution relies on its own definitions. The accounting policies applied to the segments is the same as those described in the summary of accounting principles. The Bank obtains the majority of the results from: interest, indexation and commissions and financial operations and changes, discounting provisions for credit risk and operating expenses. Management relies mainly on these concepts to evaluate the performance of the segments and make decisions about the goals and allocations of resources of each unit. Although the results of the segments reconcile with those of the Bank at the total level, this is not necessarily the case in terms of the different concepts, given that management is measured and controlled individually and not on a consolidated basis, applying the following criteria:

●	The net interest margin of loans and deposits is obtained aggregating the net financial margins of each individual operation of credit and uptake made by the Bank. For these purposes, the volume of each operation and its contribution margin are considered, which in turn corresponds to the difference between the effective rate of the customer and the internal transfer price established according to the term and currency of each operation. Additionally, the net margin includes the result of interest and indexation from the accounting hedges.

●	Provisions for credit risk are determined at the customer and counterparty level based on the characteristics of each of their operations.

●	The capital and financial impacts on outcome have been assigned to each segment based on the risk-weighted assets.

●	Operational expenses are recognized at the level of the different functional areas of the Bank. Then, for the business segment purposes, the allocation of expenses from functional areas is done using different allocation criteria, at the level of the different concepts and expense items.

Taxes are managed at the consolidated level and are not allocated to business segments.

For the years ended December 31, 2024 and 2023 there was no income from transactions with a customer or counterparty that accounted for 10% or more of the Bank’s total revenues.

The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2024 for each of the segments defined above:

	As of December 31, 2024
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$
Net interest income and UF indexation	1,503,824	744,346	(105,115)	(3,759)	2,139,296	23,459		2,162,755
Net commissions income	323,869	90,259	4,376	190,192	608,696	(52,388)		556,308
Net financial income	15,885	47,410	160,589	52,858	276,742	3,738		280,480
Other income	44,156	7,822	—	3,408	55,386	(4,067)		51,319
Income attributable to investments in other companies	9,291	6,385	980	396	17,052	(397)		16,655
Operating income, before expected credit losses	1,897,025	896,222	60,830	243,095	3,097,172	(29,655)	(1)	3,067,517
Expenses for expected credit losses	(364,712)	(26,033)	(1,009)	—	(391,754)	39,048	(2)	(352,706)
Total operating income, after expected credit losses	1,532,313	870,189	59,821	243,095	2,705,418	9,393		2,714,811
Expenses from salaries and employee benefits	(382,339)	(110,857)	(2,974)	(86,397)	(582,567)	20		(582,547)
Administrative expenses	(337,630)	(75,140)	(1,676)	(48,178)	(462,624)	45,928		(416,696)
Depreciation and amortization	(78,908)	(8,002)	(302)	(7,389)	(94,601)	—		(94,601)
Impairment of non-financial assets	(1,147)	—	—	(1,704)	(2,851)	—		(2,851)
Other operating expenses	(25,583)	(9,973)	(2)	(1,420)	(36,978)	939		(36,039)
Total operating expenses	(825,607)	(203,972)	(4,954)	(145,088)	(1,179,621)	46,887	(3)	(1,132,734)
Net operating income	706,706	666,217	54,867	98,007	1,525,797	56,280		1,582,077
Income taxes					(318,405)	(15,196)	(4)	(333,601)
Net income after taxes					1,207,392	41,084		1,248,476

Assets	24,831,698	13,259,610	12,590,222	924,392	51,605,922	(32,470)		51,573,452
Current and deferred taxes					716,698	(234,608)		482,090
Total assets					52,322,620	(267,078)	(5)	52,055,542

Liabilities	18,014,282	10,790,972	17,199,083	694,984	46,699,321	(1,148,973)		45,550,348
Current and deferred taxes					298	—		298
Total liabilities					46,699,619	(1,148,973)	(6)	45,550,646

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the consolidation adjustments to conform the total operating revenue is MCh$(46,887). In addition, the total effect of IFRS adjustments is MCh$17,232, which mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$39,048, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect due to the consolidation adjustments to conform total operating expenses is MCh$46,887.

(4)	The total effect relates to IFRS adjustments of MCh$(15,196), which stems from deferred taxes.

(5)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in assets is MCh$(227,179). In addition, the total effect of IFRS adjustments in assets is MCh$(39,899), which mainly stems from differences in the calculation model for ECL and deferred taxes effects.

(6)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in liabilities is MCh$(227,179). In addition, the total effect of IFRS adjustments in liabilities is MCh$(921,794), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.

The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2023 for each of the segments defined above (*):

	As of December 31, 2023
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$
Net interest income and UF indexation	1,427,085	790,083	(316,290)	(11,162)	1,889,716	31,076		1,920,792
Net commissions income	321,736	81,680	1,725	173,416	578,557	(43,873)		534,684
Net financial income	10,771	54,902	336,515	66,521	468,709	844		469,553
Other income	54,623	24,913	—	3,400	82,936	(7,190)		75,746
Income attributable to investments in other companies	9,624	3,366	342	1,100	14,432	(1,023)		13,409
Operating income, before expected credit losses	1,823,839	954,944	22,292	233,275	3,034,350	(20,166)	(1)	3,014,184
Expenses for expected credit losses	(373,169)	9,164	2,754	—	(361,251)	159,307	(2)	(201,944)
Total operating income, after expected credit losses	1,450,670	964,108	25,046	233,275	2,673,099	139,141		2,812,240
Expenses from salaries and employee benefits	(380,149)	(110,822)	(2,972)	(88,761)	(582,704)	20		(582,684)
Administrative expenses	(326,380)	(74,445)	(1,866)	(39,052)	(441,743)	38,488		(403,255)
Depreciation and amortization	(76,893)	(8,502)	(289)	(6,624)	(92,308)	—		(92,308)
Impairment of non-financial assets	(1,773)	(5)	—	16	(1,762)	—		(1,762)
Other operating expenses	(28,439)	(6,841)	(3)	(1,777)	(37,060)	970		(36,090)
Total operating expenses	(813,634)	(200,615)	(5,130)	(136,198)	(1,155,577)	39,478	(3)	(1,116,099)
Net operating income	637,036	763,493	19,916	97,077	1,517,522	178,619		1,696,141
Income taxes					(273,887)	(48,227)	(4)	(322,114)
Net income after taxes					1,243,635	130,392		1,374,027

Assets	23,583,402	13,247,584	17,530,710	986,697	55,348,393	(91,952)		55,256,441
Current and deferred taxes					681,012	(219,412)		461,600
Total assets					56,029,405	(311,364)	(5)	55,718,041

Liabilities	19,123,031	10,671,254	20,219,857	777,170	50,791,312	(1,156,024)		49,635,288
Current and deferred taxes					808	—		808
Total liabilities					50,792,120	(1,156,024)	(6)	49,636,096

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the consolidation adjustments to conform the total operating revenue is MCh$(39,478). In addition, the total effect of IFRS adjustments is MCh$19,312, which mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$159,307, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect due to the consolidation adjustments to conform total operating expenses is MCh$39,478.

(4)	The total effect relates to IFRS adjustments of MCh$(48,227), which stems from deferred taxes.

(5)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in assets is MCh$(236,853). In addition, the total effect of IFRS adjustments in assets is MCh$(74,511), which mainly stems from differences in the calculation model for ECL and deferred taxes effects.

(6)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in liabilities is MCh$(236,853). In addition, the total effect of IFRS adjustments in liabilities is MCh$(919,171), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.

The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2022 for each of the segments defined above (*):

	As of December 31, 2022
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$
Net interest income and UF indexation	1,446,658	863,104	(60,758)	(13,592)	2,235,412	30,717		2,266,129
Net commissions income	301,671	73,105	(2,280)	174,423	546,919	(24,680)		522,239
Net financial income	8,248	57,389	172,949	64,933	303,519	3,305		306,824
Other income	22,422	8,649	—	3,530	34,601	(3,345)		31,256
Income attributable to investments in other companies	9,471	3,180	279	650	13,580	(549)		13,031
Operating income, before expected credit losses	1,788,470	1,005,427	110,190	229,944	3,134,031	5,448	(1)	3,139,479
Expenses for expected credit losses	(323,364)	(103,745)	(8,009)	—	(435,118)	22,988	(2)	(412,130)
Total operating income, after expected credit losses	1,465,106	901,682	102,181	229,944	2,698,913	28,436		2,727,349
Expenses from salaries and employee benefits	(339,850)	(102,395)	(2,644)	(83,356)	(528,245)	19		(528,226)
Administrative expenses	(267,664)	(66,547)	(1,771)	(34,651)	(370,633)	20,266		(350,367)
Depreciation and amortization	(69,100)	(8,540)	(424)	(6,141)	(84,205)	—		(84,205)
Impairment of non-financial assets	(9)	(122)	—	54	(77)	—		(77)
Other operating expenses	(22,180)	(6,880)	—	(1,501)	(30,561)	1,097		(29,464)
Total operating expenses	(698,803)	(184,484)	(4,839)	(125,595)	(1,013,721)	21,382	(3)	(992,339)
Net operating income	766,303	717,198	97,342	104,349	1,685,192	49,818		1,735,010
Income taxes					(275,757)	(13,452)	(4)	(289,209)
Net income after taxes					1,409,435	36,366		1,445,801

Assets	21,676,597	13,576,675	18,587,455	925,064	54,765,791	(212,524)		54,553,267
Current and deferred taxes					726,910	(171,323)		555,587
Total assets					55,492,701	(383,847)	(5)	55,108,854

Liabilities	17,586,680	10,151,503	22,167,730	727,529	50,633,442	(956,957)		49,676,485
Current and deferred taxes					932	—		932
Total liabilities					50,634,374	(956,957)	(6)	49,677,417

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the consolidation adjustments to conform the total operating revenue is MCh$(21,382). In addition, the total effect of IFRS adjustments is MCh$26,830, which mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$22,988, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect due to the consolidation adjustments to conform total operating expenses is MCh$21,382.

(4)	The total effect relates to IFRS adjustments of MCh$(13,452), which stems from deferred taxes.

(5)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in assets is MCh$(237,339). In addition, the total effect of IFRS adjustments in assets is MCh$(146,508), which mainly stems from differences in the calculation model for ECL and deferred taxes effects.

(6)	The total effect due to the consolidation adjustments to conform the consolidated financial position data in liabilities is MCh$(237,339). In addition, the total effect of IFRS adjustments in liabilities is MCh$(719,618), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.